GUARANTEE LIABILITIES	12 Months Ended
Dec. 31, 2021
GUARANTEE LIABILITIES.
GUARANTEE LIABILITIES

9.            GUARANTEE LIABILITIES

The movement of guarantee liabilities during 2020 and 2021 is as follows:

Guarantee liabilities-stand ready

RMB
As of January 1, 2020	2,148,402
Provision at the inception of new loans	6,921,127
Released into revenue	(4,896,032)
As of December 31, 2020	4,173,497

As of January 1, 2021	4,173,497
Provision at the inception of new loans	6,626,322
Released into revenue	(5,981,675)
As of December 31, 2021	4,818,144

Guarantee liabilities-contingent

RMB
As of January 1, 2020	2,687,275
Provision for contingent liabilities	4,794,127
Net payout (1)	(3,937,948)
As of December 31, 2020	3,543,454

As of January 1, 2021	3,543,454
Provision for contingent liabilities	3,078,224
Net payout (1)	(3,336,597)
As of December 31, 2021	3,285,081
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

The following table summarizes the aging of the Group’s contractual amounts of the outstanding loans subject to guarantee:

		31-60	61-90	Over 90
	0-30 days	days	days	days
	past	past	past	past
	due	due	due	due	Current	Total loans

December 31, 2020 (RMB):	355,252	158,048	68,919	—	55,019,645	55,601,864
December 31, 2021 (RMB):	446,780	235,769	57,526	—	49,117,630	49,857,705

As of December 31, 2020 and 2021, the contractual amounts of the outstanding loans subject to guarantee by the Group is estimated to be RMB 55,601,864 and RMB 49,857,705, respectively. The approximate term of guarantee compensation service ranged from 1 month to 24 months and 1 month to 36 months, as of December 31, 2020 and 2021, respectively. As of December 31, 2020 and 2021, the contractual amounts of the outstanding loans (excluding loans that are written off) not subject to guarantee by the Group were estimated to be RMB 2,402,825and RMB 3,129,264, respectively.